Income Taxes	12 Months Ended
Mar. 31, 2023
Income taxes paid (refund) [abstract]
Income Taxes	Income Taxes
Income Tax Expense (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Current tax expense	¥131,952	¥208,513	¥246,578
Deferred tax benefit	(141,888)	(136,108)	(188,526)
Total	¥(9,936)	¥72,405	¥58,052
Current tax expense includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased current tax expense by 12,236 million JPY, 11,315 million JPY and 17,529 million JPY for the years ended March 31, 2021, 2022 and 2023, respectively.
Deferred tax benefit includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased deferred tax expense by 57,200 million JPY, 11,914 million JPY and 54,974 million JPY for the years ended March 31, 2021, 2022 and 2023, respectively.
Takeda is mainly subject to income taxes, inhabitant tax, and deductible enterprise tax in Japan. The statutory tax rate calculated based on these taxes is 30.6% for the years ended March 31, 2021, 2022 and 2023.
The following is a reconciliation from income tax expense at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2021	2022	2023
Profit before tax	¥366,235	¥302,571	¥375,090
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	111,995	92,526	114,703
Non-deductible expenses for tax purposes (1)	26,117	6,071	15,158
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(137,032)	(8,831)	(21,791)
Tax credits	(25,673)	(32,948)	(26,676)
Differences in applicable tax rates of overseas subsidiaries (3)	(258)	24,496	(31,446)
Changes in tax effects of undistributed profit of overseas subsidiaries	5,694	(20,359)	6,174
Effect of changes in applicable tax rates and tax law (4)	(5,073)	(39,661)	2,482
Tax contingencies (5)	(13,164)	58,540	13,991
Effect of prior year items	(10,689)	(4,762)	(7,524)
Entity reorganizations/Divestments (6)	36,117	2,041	(6,321)
Other	2,030	(4,708)	(698)
Income tax expense (benefit) reported for the year	¥(9,936)	¥72,405	¥58,052
(1) Amounts for the years ended March 31, 2021, 2022 and 2023 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Amount for the years ended March 31, 2021 and March 31, 2023 also include non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2021, 2022 and 2023 include deferred tax expenses (benefits) associated with carried forward net operating losses. Amount for the year ended March 31, 2021 is driven by capital losses related to restructuring of subsidiaries. The amount for the year ended March 31, 2023 is driven by recognition of tax benefits from previously unrecognized tax losses as result of internal entity restructuring transactions.
(3) Amounts for the years ended March 31, 2021, 2022 and 2023 include unitary and minimum taxes on overseas subsidiaries.
(4) Amount for the year ended March 31, 2022 includes 39,106 million JPY deferred tax benefit related to a blended state tax rate change as a result of legal entity restructuring in the US.
(5) Tax benefit amount for the year ended March 31, 2021 primarily relates to the tax benefits driven by favorable audit settlements. Tax expense amount for the year ended March 31, 2022 includes 65,942 million JPY from the AbbVie break fee case.
(6) 36,117 million JPY impact for the year ended March 31, 2021 primarily relates to the basis difference of divested assets, between accounting which includes goodwill and tax.
The increase in Takeda’s income tax expense between the years ended March 31, 2021 and 2022 was primarily due to a tax charge in the year ended March 31, 2022 arising from a tax assessment involving Irish taxation of the break fee Shire received from AbbVie in connection with the terminated offer to acquire Shire made by AbbVie in 2014. Tax expense related to the write down of deferred tax assets from carried forward net operating losses in Japan and lower tax benefits from legal entity reorganizations were partially offset by a reduction of deferred tax liabilities on undistributed profits and a decrease in US blended state tax rates.

The decrease in Takeda’s income tax expense between the years ended March 31, 2022 and 2023 was primarily due to increased tax benefits from recognition of deferred tax assets and decreased tax charges for US international tax provisions in the year ended March 31, 2023. Tax expense for the year ended March 31,2022 includes a charge for the AbbVie break fee case partially offset by the benefits from the US state blended tax rate change and reductions of deferred tax liabilities on undistributed earnings.
As a company with worldwide operations, Takeda is subject to several factors that may affect future tax charges, principally the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms. In December 2021, the OECD issued model rules for a new global minimum tax framework (Pillar Two). On March 28, 2023, Japan enacted legislation incorporating the model rules established by the OECD that will apply to years beginning on or after April 1, 2024. Takeda will be required to operate within the global minimum tax framework which requires calculation of a new measure of effective tax rate by jurisdiction. It is possible this may result in top-up taxes in some territories in which Takeda operates. Takeda continues to review the legislation to understand potential impacts.
Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2022	2023
Deferred tax assets	¥362,539	¥366,003
Deferred tax liabilities	(451,511)	(270,620)
Net deferred tax assets (liabilities)	¥(88,972)	¥95,383
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2021	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2022
Research and development expenses	¥35,461	¥(4,250)	¥—	¥1,988	¥33,199
Inventories	90,729	(6,375)	—	10,176	94,530
Property, plant and equipment	(80,344)	9,721	—	848	(69,775)
Intangible assets	(561,950)	131,465	—	(66,995)	(497,480)
Financial assets measured at FVTOCI	(23,766)	—	2,669	14,338	(6,759)
Accrued expenses and provisions	139,239	12,931	—	3,160	155,330
Defined benefit plans	19,270	(468)	(6,107)	761	13,456
Deferred income	20,970	(4,256)	—	(5,489)	11,225
Unused tax losses	150,951	(35,160)	—	3,662	119,453
Tax credits	62,389	(28,573)	—	5,096	38,912
Investments in subsidiaries and associates	(69,151)	37,941	—	—	(31,210)
Cash flow hedges	30,023	—	(957)	(35)	29,031
Other	(2,904)	23,132	(1,411)	2,300	21,116
Total	¥(189,083)	¥136,108	¥(5,806)	¥(30,190)	¥(88,972)

	JPY (millions)
	As of April 1, 2022	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2023
Research and development expenses	¥33,199	¥98,057	¥—	¥4,974	¥136,230
Inventories	94,530	11,863	—	4,518	110,911
Property, plant and equipment	(69,775)	2,834	—	(4,818)	(71,759)
Intangible assets	(497,480)	86,244	—	(41,358)	(452,594)
Financial assets measured at FVTOCI	(6,759)	—	214	1,417	(5,128)
Accrued expenses and provisions	155,330	(6,402)	—	16,115	165,043
Defined benefit plans	13,456	(2,855)	(5,563)	1,368	6,406
Deferred income	11,225	(3,911)	—	118	7,432
Unused tax losses	119,453	(24,662)	—	6,301	101,092
Tax credits	38,912	9,389	—	3,790	52,091
Investments in subsidiaries and associates	(31,210)	(5,581)	—	(47)	(36,838)
Cash flow hedges	29,031	—	9,449	—	38,480
Other	21,116	23,550	7,485	(8,134)	44,017
Total	¥(88,972)	¥188,526	¥11,585	¥(15,756)	¥95,383
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity. The aggregate amount of deferred tax related to items charged directly to equity for the years ended March 31, 2022 and 2023 was (1,460) million JPY and 2,204 million JPY, respectively.
Takeda considers the probability that a portion or all of the future deductible temporary differences, unused tax losses, or unused tax credits can be utilized against future taxable profits upon recognition of deferred tax assets. In assessing the recoverability of deferred tax assets, Takeda considers the scheduled reversal of taxable temporary differences, projected future taxable profits, and tax planning strategies.
Based on the level of historical taxable profits and projected future taxable profits during the periods in which the temporary differences become deductible, Takeda has determined that it is not probable a portion of the tax benefits can be utilized.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2022	2023
Unused tax losses	¥1,729,843	¥1,181,757
Deductible temporary differences	240,860	259,784
Unused tax credits	10,042	11,186
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2022	2023
1st year	¥131	¥76
2nd year	23,670	762
3rd year	1,280	307
4th year	425,654	896
5th year	35,089	2,081
After 5th year	1,184,092	1,114,021
Indefinite	59,927	63,614
Total	¥1,729,843	¥1,181,757

	JPY (millions) As of March 31
Unused tax credits	2022	2023
Less than 5 years	¥950	¥2,151
5 years or more	9,092	9,034
Indefinite	—	—
Total	¥10,042	¥11,186
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax assets were not recognized were 1,184,478 million JPY and 515,052 million JPY as of March 31, 2022 and 2023, respectively.
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax liabilities were not recognized were 290,208 million JPY and 416,417 million JPY as of March 31, 2022 and 2023, respectively.
Changes in the amounts of unrecognized deferred tax assets and liabilities associated with investments in subsidiaries are primarily due to changes in temporary differences that had no impact on the consolidated statements of profit and loss.